Related parties	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related parties

21. Related parties

Note 1.2 provides information about the Group’s structure, including details of the subsidiaries and the holding company. The following provides the total amount of transactions that have been entered into with related parties for the relevant financial period.

Key management personnel compensation

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Short term employee benefits	1,208,362	1,300,557	2,617,978	2,661,986
Post employee benefits	62,837	62,130	133,012	126,189
Share-based payments	3,091,132	2,088,045	5,952,342	3,400,920
Total	4,362,331	3,450,732	8,703,332	6,189,095

The Group engages a management entity for the purpose of providing key management services and/or strategic advisory services to the Company. This management entity is considered a related party, as it provides key management advisory services and exercises key management functions.

The aggregate amount of expense recognized in the unaudited condensed consolidated interim financial statements related to this related party was €0.4 million in each of the six months ended June 30, 2025 and 2024, respectively.

The outstanding balances payable to key management personnel, or entities which they control, as per June 30, 2025 and December 31, 2024 were €0.8 million and €1.5 million, respectively.